Supplemental oil and natural gas disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplementary information
Schedule of costs incurred in the acquisition and development of oil and natural gas assets

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Property acquisition costs:
Proved	$—	$—	$—	$—
Unproved	—	—	—	—
Exploration	22,219	12,973	51,686	21,868
Development costs	232,508	160,747	427,599	312,390

Total costs incurred	$254,727	$173,720	$479,285	$334,258

(1)
The costs incurred for oil and natural gas development activities include $1.4 million and $0.2 million in asset retirement obligations for the three months ended June 30, 2012 and 2011, respectively, and $2.3 million and $0.5 million for the six months ended June 30, 2012 and 2011, respectively.

(in thousands)	2011	2010	2009
Property acquisition costs:
Proved	$—	$—	$—
Unproved	—	—	—
Exploration	62,888	87,576	53,708
Development costs	660,922	414,870	273,856

Total costs incurred	$723,810	$502,446	$327,564

Schedule of aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion, amortization and impairment

(in thousands)	2011	2010	2009
Capitalized costs:
Proved properties	$2,083,015	$1,379,885	$881,106
Unproved properties	117,195	96,515	92,847

	2,200,210	1,476,400	973,953
Less accumulated depreciation, depletion, amortization and impairment	884,533	713,118	620,537

Net capitalized costs	$1,315,677	$763,282	$353,416

Summary of oil and natural gas property costs not being amortized by year

(in thousands)	2011	2010	2009	2008 and prior	Total
Unproved properties	$67,641	$24,099	$5,772	$19,683	$117,195

Summary of results of oil and natural gas producing activities (excluding corporate overhead and interest costs)

(in thousands)	2011	2010	2009
Revenues:
Oil and natural gas sales	$506,255	$239,783	$94,347
Production costs:
Lease operating expenses	43,306	21,684	12,531
Production and ad valorem taxes	31,982	15,699	6,129

	75,288	37,383	18,660
Other costs:
Depreciation, depletion, amortization and impairment	171,517	93,815	301,279
Accretion of asset retirement obligation	616	475	406
Income tax expense (benefit)	93,180	39,223	(67,637)

Results of operations	$165,654	$68,887	$(158,361)

Schedule of analysis of change in estimated quantities of oil and natural gas reseves located within United States

	Year ended December 31, 2011
	Gas (MMcf)	Oil (MBbls)	MBOE
Proved developed and undeveloped reserves:
Beginning of year	550,278	44,847	136,560
Revisions of previous estimates	(47,296)	(1,124)	(9,006)
Extensions, discoveries and other additions	129,846	15,912	37,553
Purchases of minerals in place	—	—	—
Production	(31,711)	(3,368)	(8,654)

End of year	601,117	56,267	156,453

Proved developed reserves:
Beginning of year	194,481	12,420	44,833
End of year	248,598	21,762	63,195
Proved undeveloped reserves:
Beginning of year	355,797	32,427	91,727
End of year	352,519	34,505	93,258

	Year ended December 31, 2010
	Gas (MMcf)	Oil (MBbls)	MBOE
Proved developed and undeveloped reserves:
Beginning of year	279,549	5,928	52,519
Revisions of previous estimates	(14,619)	326	(2,110)
Extensions, discoveries and other additions	306,729	40,241	91,363
Purchases of minerals in place	—	—	—
Production	(21,381)	(1,648)	(5,212)

End of year	550,278	44,847	136,560

Proved developed reserves:
Beginning of year	135,204	2,905	25,439
End of year	194,481	12,420	44,833
Proved undeveloped reserves:
Beginning of year	144,345	3,023	27,080
End of year	355,797	32,427	91,727

	Year ended December 31, 2009
	Gas (MMcf)	Oil (MBbls)	MBOE
Proved developed and undeveloped reserves:
Beginning of year	244,051	3,508	44,183
Revisions of previous estimates	(51,823)	(785)	(9,423)
Extensions, discoveries and other additions	105,623	3,718	21,322
Purchases of minerals in place	—	—	—
Production	(18,302)	(513)	(3,563)

End of year	279,549	5,928	52,519

Proved developed reserves:
Beginning of year	107,175	1,506	19,368
End of year	135,204	2,905	25,439
Proved undeveloped reserves:
Beginning of year	136,876	2,002	24,815
End of year	144,345	3,023	27,080

Standardized measure of discounted future cash flows relating to proved oil and natural gas reserves

(in thousands)	2011	2010	2009
Future cash inflows	$8,856,906	$6,597,739	$1,369,593
Future production costs	(2,562,237)	(2,057,681)	(431,240)
Future development costs	(1,959,818)	(1,715,836)	(318,074)
Future income tax expenses	(999,185)	(602,551)	—

Future net cash flows	3,335,666	2,221,671	620,279
10% discount for estimated timing of cash flows	(1,934,807)	(1,351,689)	(352,664)

Standardized measure of discounted future net cash flows	$1,400,859	$869,982	$267,615

Schedule of changes in standardized measure of discounted future net cash flows

(in thousands)	2011	2010	2009
Standardized measure of discounted future net cash flows, beginning of year	$869,982	$267,615	$222,371
Changes in the year resulting from:
Sales, less production costs	(430,967)	(202,400)	(75,687)
Revisions of previous quantity estimates	(70,021)	(15,080)	(48,209)
Extensions, discoveries and other additions	529,041	788,090	127,704
Net change in prices and production costs	566,034	214,308	(40,062)
Changes in estimated future development costs	(163,399)	(62,386)	12,062
Previously estimated development costs incurred during the period	207,818	20,082	41,620
Purchases of minerals in place	—	—	—
Accretion of discount	106,170	26,762	24,302
Net change in income taxes	(176,165)	(191,714)	20,648
Timing differences and other	(37,634)	24,705	(17,134)

Standardized measure of discounted future net cash flows, end of year	$1,400,859	$869,982	$267,615